Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
SteelPath MLP Income Fund (Prospectus Summary) | SteelPath MLP Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives/Goals:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of SteelPath MLP Income Fund (the "Fund") is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy Master Limited
Partnerships ("MLPs").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SteelPath Funds. More information about these and other discounts is available from your financial professional and in "The Funds' Share Classes" starting on page {{36}} of this prospectus and in "Additional Information Regarding Sales Charges" starting on page 20 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended November 30, 2010, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SteelPath Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs.
The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in larger, more liquid energy MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal ("Midstream MLPs"), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids ("Upstream
MLPs"), (iii) that process, treat, and refine natural gas liquids and crude oil
("Downstream MLPs"), and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel ("Other Energy MLPs"). While the Fund principally invests in larger, more liquid MLPs, it may invest in MLPs of all market capitalization ranges. The Fund also may invest in the securities of exchange-traded funds ("ETFs") and other investment companies as well as cash and cash equivalents, including registered money market funds. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Advisor manages the Fund to achieve a high level of inflation protected current income and modest capital appreciation over the long-term. In managing the Fund's investment portfolio, the Advisor focuses on larger, more liquid energy MLPs in order to maximize the stability and safety of cash distributions.
By focusing on larger, more liquid energy MLPs, the Fund seeks to provide a high level of stable current income for shareholders. The Advisor's securities selection process incorporates a detailed fundamental analysis of the underlying businesses owned and operated by potential portfolio MLPs. Through this process, the Advisor seeks to invest in energy MLPs which invest in companies that are expected to provide the greatest assurance of distribution continuity and security but that also offer an attractive risk/reward balance for shareholders.
The Advisor sells investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy partnerships that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NASDAQ
Stock Market. MLPs' disclosures are regulated by the Securities and Exchange
Commission and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state Schedule K-1 filings and unrelated business taxable income ("UBTI") filings, while providing portfolio transparency, liquidity and daily net asset value ("NAV").

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the MLP energy infrastructure industry and the energy industry in general. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii)
capital appreciation of its investments. The Fund's accrued deferred tax liability will be reflected each day in the Fund's NAV. The Fund's current and deferred tax liability, if any, will depend upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the
Fund's investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances.
From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available.
The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's NAV could vary dramatically from the Fund's actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. As a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's NAV.

Equity Securities Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk. Energy infrastructure companies are subject to risks specific to the industry they serve, including, but not limited to, the following:

   •   fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   •   reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

   •   slow downs in new construction and acquisitions can limit growth potential;

   •   a sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;

   •   depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP's ability to make distributions;

   •   changes in the regulatory environment could adversely affect the profitability of MLPs;

   •   extreme weather or other natural disasters could impact the value of MLP securities;

   •   rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   •   threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risks. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund's proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. In addition, despite the short maturities and high credit quality of a money market fund's investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund's yield and can cause the price of a money market security to decrease.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Liquidity Risk. Although common units of MLPs trade on the New York Stock
Exchange, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities.
This also may affect adversely the Fund's ability to make dividend distributions to you.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.
Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such
MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund's investment, and consequently your investment in the Fund and lower income.

New Investment Strategy Risk. The Fund is treated as a regular corporation, or
"C" corporation, for U.S. federal income tax purposes. Because of the Fund's concentration of investments in MLP securities, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue
Code of 1986, as amended (the "Code"). Accordingly, the Fund is subject to U.S.
federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

Non-Diversification Risk. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Accordingly, the
Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will select its investments from the small pool of energy infrastructure MLPs consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Risk, Lose Money	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will select its investments from the small pool of energy infrastructure MLPs consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not included in this prospectus because the Fund has not completed a full calendar year of operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not included in this prospectus because the Fund has not completed a full calendar year of operations.
SteelPath MLP Income Fund (Prospectus Summary) | SteelPath MLP Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
SteelPath MLP Income Fund (Prospectus Summary) | SteelPath MLP Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
SteelPath MLP Income Fund (Prospectus Summary) | SteelPath MLP Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-31
SteelPath MLP Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Deferred Income Tax Expense	ck0001478168_OperatingExpenseAdditionalExpense1	0.1705	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.98%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	18.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	2,193
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,860
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,849
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,843
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	2,193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,860
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,849
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,843
SteelPath MLP Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[4]
Deferred Income Tax Expense	ck0001478168_OperatingExpenseAdditionalExpense1	0.1705	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.40%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	19.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	1,862
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,696
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,779
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,866
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,780
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,642
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,747
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,865
SteelPath MLP Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Deferred Income Tax Expense	ck0001478168_OperatingExpenseAdditionalExpense1	0.1722	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.84%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	18.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	1,710
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	6,631
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,710
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	6,631
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,816

[1]	If you purchase $1,000,000 or more of Class A shares of the Fund and sell the shares within 12 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	Deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2010, the Fund had net operating losses of approximately $3,000 and accrued approximately $6.9 million in net deferred tax expense primarily related to unrealized appreciation on investments.
[3]	SteelPath Fund Advisors, LLC (the "Advisor") has contractually agreed to pay or absorb certain fees and expenses of the Fund until at least May 31, 2012, to ensure that Total Annual Fund Operating Expenses (exclusive of the investment advisory fee and any 12b-1 fees, interest expenses, taxes, such as deferred income tax expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.15% for each of Class A shares, Class C shares and Class I shares. This fee limitation is subject to possible recoupment by the Advisor from the Fund in future years on a rolling three year basis (within the three years after the fees and/or expenses have been paid or absorbed) if such recoupment can be achieved within the foregoing expense limits. The Expense Limitation and Reimbursement Agreement has the effect of capping the annual operating expenses of the Fund's Class A, C and I shares, excluding deferred income tax expenses, at 1.35%, 2.10% and 1.10%, respectively. The Expense Limitation and Reimbursement Agreement may only be terminated with the approval of the Trust's Board of Trustees.
[4]	Based on estimated amounts for the current fiscal year.